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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                     10/18/2000
---------------------               -------------                   -----------
(Signature)                         (City, State)                      (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              83
                                            ---------------------
Form 13F Information Table Value Total:     $      161,480
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F


Page 1 of 1                      Name of  Reporting Manager: Eos Partners, L.P.

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          Item 1:             Item 2:      Item 3:       Item 4:      Item 5:
      Name of Issuer        Title of Class CUSIP      Fair Market   Shares or
                                           Number        Value      Principal
                                                                     Amount

-------------------------------------------------------------------------------

APW Ltd Cmn                 Common      G04397108        3,168,749      65,000
AAR Corp                    Common      000361105        1,143,749     100,000
ANC Rental Corp             Common      001813104        1,724,999     300,000
Apac Customer Service       Common      00185E106          424,999      80,000
AT&T Corp                   Common      001957109        4,605,206     156,773
AT&T Corp Liberty Media     Common      001957208        2,970,000     165,000
Alliant Techsystems         Common      018804104          821,249      10,000
Allied Waste Industries     Common      019589308        1,745,624     190,000
America Online Inc          Common      02364J104        3,762,499      70,000
American Power Conversion   Common      029066107          109,368       5,700
American Superconductor     Common      030111108          245,781       5,000
Amerisource Health Corp     Common      03071P102        1,903,500      40,500
Aviall Inc                  Common      05366B102        1,770,311     275,000
BJ's Wholesale Club         Common      05548J106        4,494,262     131,700
Bank One Corp               Common      06423A103        1,158,749      30,000
Beverly Enterprises         Common      087851309        2,784,092     468,900
Biotransplant Inc.          Common      09066Y107          426,562      25,000
Black Box Corp              Common      091826107        1,864,999      40,000
Bristol Myers Squibb        Common      110122108          571,249      10,000
Budget Group                Common      119003101          678,124     175,000
Burlington Resources        Common      122014103        1,840,624      50,000
Cais Internet               Common      12476Q102          231,562      47,500
C-Cube Microsystems         Common      12501N108        2,255,000     110,000
CTC Communications Corp     Common      126419100          345,262      17,050
Cablevision Sys Corp        Common      12686C109        3,315,624      50,000
Cabot Microelectronics      Common      12709P103          240,000       5,000
Canadian Nat Res            Common      136385101          334,999      10,000
Canadian Occidental Pete    Common      136420106          377,811      15,000
Cardinal Health Inc.        Common      14149Y108        4,850,311      55,000
Cendant Corporation         Common      151313103        1,957,499     180,000
Chase Manhattan Bank        Common      16161A108          923,749      20,000
Ciena Corp                  Common      171779101        4,912,499      40,000
Comcast CP Cl-A             Common      200300200        1,842,186      45,000
Alcatel Spon ADR            Common      013904305          628,749      10,000
Conoco Incorporated Cl-A    Common      208251306          522,499      20,000
Costco Wholesale Corp       Common      22160K105          698,749      20,000
Dun & BradStreet Corp       Common      26483E100W     When Issued      50,000
Ebay Inc.                   Common      278642103        3,434,374      50,000
Federated Dept Stores       Common      31410H101          522,499      20,000
Finisar Corp                Common      31787A101        3,870,000      80,000
Ford Motor Co.              Common      345370860        1,265,624      50,000
Gap Inc                     Common      364760108          100,624       5,000
General Motors Corp         Common      370442832        1,115,399      30,000
HCA Healthcare              Common      404119109          928,124      25,000
Hasbro Inc.                 Common      418056107          114,374      10,000
Intelect Communications     Common      458144102           57,499      40,000
Juniper Networks Inc        Common      48203R104        8,757,499      40,000
Knight Trading Group        Common      499063105          540,000      15,000
Laboratory Corp of America
Holdings                    Commons     50540R409        5,388,749      45,000
Level 3 Communications Inc. Common      52729N100        1,542,499      20,000
Manor Care                  Common      564055101        2,902,187     185,000
Marketwatch.com             Common      570619106          260,000      32,500
Maverick Tube Corp          Common      577914104          404,061      15,000
McData Corp                 Common      580031102        4,301,171      35,000
Mellon Financial            Common      58551A108          463,749      10,000
Methode Electronics CL-A    Common      591520200        1,794,655      40,500
Metlife Inc                 Common      59156R108        4,451,874     170,000
Novellus Systems            Common      670008101        3,259,374      70,000
OSI Pharmaceuticals         Common      671040103          700,000      10,000
OmniSky Corp                Common      68213L103          568,749      28,000
Oracle Corp                 Common      68389X105        3,937,499      50,000
Palm Inc.                   Common      696642107        5,293,749     100,000
Progenics Pharmacueticals   Common      743187106          342,968      12,500
Qualcom Diagnostics Inc     Common      747525103        4,987,499      70,000
Quest Diagnostics Inc       Common      74834L100        4,303,125      37,500
Reader's Digest Assoc.
Class A.                    Common      755267101        2,648,436      75,000
Reader's Digest Assoc.
Class B                     Common      755267200          473,436      15,000
Research In Motion          Common      760975102        5,913,749      60,000
SDL Inc                     Common      784076101          927,936       3,000
Stilwell Financial          Common      860831106        3,062,400      70,400
Sybron International        Common      87114F106        2,400,000     100,000
Talisman Energy             Common      87425E103          525,936      15,000
Target Corp                 Common      87612E106        1,153,124      45,000
Titan Pharmaceuticals       Common      888314101          325,000       5,000
Tularik Inc.                Common      899165104          412,500      12,500
Tyco International          Common      902124106        1,556,250      30,000
USA Networks                Common      902984103        1,864,687      85,000
Variagenics Inc.            Common      922196100          223,749      10,000
Veeco Instruments           Common      922417100        4,781,952      45,000
Verizon Comm.               Common      92343V104        1,453,124      30,000
Wal Mart Stores             Common      931142103          481,249      10,000
Waste Management            Common      94106L109        1,307,811      75,000
Xilinx Incorporated         Common      983919101        4,709,374      55,000
                                                     --------------
                                                       161,479,831
Table continued...

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                                                                                            (SEC USE ONLY)
Page 1 of 1                      Name of  Reporting Manager: Eos Partners, L.P.

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          Item 1:                         Item 6:                                   Item 7:                   Item 8:
      Name of Issuer                Investment Discretion                          Managers           Voting Authority (Shares)
                                         (b) Shared-                             See Instr. V
                            (a) Sole      As Defined           (c) Shared                          (a) Sole    (b) Shared  (c) None
                                          in Instr. V            Other
-----------------------------------------------------------------------------------------------------------------------------------
APW Ltd Cmn                       65,000                                             1                65,000
AAR Corp                         100,000                                             1               100,000
ANC Rental Corp                  300,000                                             1               300,000
Apac Customer Service             80,000                                             1                80,000
AT&T Corp                        156,773                                             1               156,773
AT&T Corp Liberty Media          165,000                                             1               165,000
Alliant Techsystems               10,000                                             1                10,000
Allied Waste Industries          190,000                                             1               190,000
America Online Inc                70,000                                             1                70,000
American Power Conversion          5,700                                             1                 5,700
American Superconductor            5,000                                             1                 5,000
Amerisource Health Corp           40,500                                             1                40,500
Aviall Inc                       275,000                                             1               275,000
BJ's Wholesale Club              131,700                                             1               131,700
Bank One Corp                     30,000                                             1                30,000
Beverly Enterprises              468,900                                             1               468,900
Biotransplant Inc.                25,000                                             1                25,000
Black Box Corp                    40,000                                             1                40,000
Bristol Myers Squibb              10,000                                             1                10,000
Budget Group                     175,000                                             1               175,000
Burlington Resources              50,000                                             1                50,000
Cais Internet                     47,500                                             1                47,500
C-Cube Microsystems              110,000                                             1               110,000
CTC Communications Corp           17,050                                             1                17,050
Cablevision Sys Corp              50,000                                             1                50,000
Cabot Microelectronics             5,000                                             1                 5,000
Canadian Nat Res                  10,000                                             1                10,000
Canadian Occidental Pete          15,000                                             1                15,000
Cardinal Health Inc.              55,000                                             1                55,000
Cendant Corporation              180,000                                             1               180,000
Chase Manhattan Bank              20,000                                             1                20,000
Ciena Corp                        40,000                                             1                40,000
Comcast CP Cl-A                   45,000                                             1                45,000
Alcatel Spon ADR                  10,000                                             1                10,000
Conoco Incorporated Cl-A          20,000                                             1                20,000
Costco Wholesale Corp             20,000                                             1                20,000
Dun & BradStreet Corp             50,000                                             1                50,000
Ebay Inc.                         50,000                                             1                50,000
Federated Dept Stores             20,000                                             1                20,000
Finisar Corp                      80,000                                             1                80,000
Ford Motor Co.                    50,000                                             1                50,000
Gap Inc                            5,000                                             1                 5,000
General Motors Corp               30,000                                             1                30,000
HCA Healthcare                    25,000                                             1                25,000
Hasbro Inc.                       10,000                                             1                10,000
Intelect Communications           40,000                                             1                40,000
Juniper Networks Inc              40,000                                             1                40,000
Knight Trading Group              15,000                                             1                15,000
Laboratory Corp of America
Holdings                          45,000                                             1                45,000
Level 3 Communications Inc.       20,000                                             1                20,000
Manor Care                       185,000                                             1               185,000
Marketwatch.com                   32,500                                             1                32,500
Maverick Tube Corp                15,000                                             1                15,000
McData Corp                       35,000                                             1                35,000
Mellon Financial                  10,000                                             1                10,000
Methode Electronics CL-A          40,500                                             1                40,500
Metlife Inc                      170,000                                             1               170,000
Novellus Systems                  70,000                                             1                70,000
OSI Pharmaceuticals               10,000                                             1                10,000
OmniSky Corp                      28,000                                             1                28,000
Oracle Corp                       50,000                                             1                50,000
Palm Inc.                        100,000                                             1               100,000
Progenics Pharmacueticals         12,500                                             1                12,500
Qualcom Diagnostics Inc           70,000                                             1                70,000
Quest Diagnostics Inc             37,500                                             1                37,500
Reader's Digest Assoc.
Class A.                          75,000                                             1                75,000
Reader's Digest Assoc.
Class B                           15,000                                             1                15,000
Research In Motion                60,000                                             1                60,000
SDL Inc                            3,000                                             1                 3,000
Stilwell Financial                70,400                                             1                70,400
Sybron International             100,000                                             1               100,000
Talisman Energy                   15,000                                             1                15,000
Target Corp                       45,000                                             1                45,000
Titan Pharmaceuticals              5,000                                             1                 5,000
Tularik Inc.                      12,500                                             1                12,500
Tyco International                30,000                                             1                30,000
USA Networks                      85,000                                             1                85,000
Variagenics Inc.                  10,000                                             1                10,000
Veeco Instruments                 45,000                                             1                45,000
Verizon Comm.                     30,000                                             1                30,000
Wal Mart Stores                   10,000                                             1                10,000
Waste Management                  75,000                                             1                75,000
Xilinx Incorporated               55,000                                             1                55,000
